Commitments and Contingencies - SRA (Tables) - SRA Companies, Inc.	12 Months Ended
Jun. 30, 2015
Other Commitments [Line Items]
Schedule of Net Rent Expense
Leases
Net rent expense for the periods presented was as follows (in thousands):

	Fiscal Year Ended June 30, 2013	Fiscal Year Ended June 30, 2014	Fiscal Year Ended June 30, 2015
Office space	$37,424	$32,203	$33,661
Sublease income	(4,158)	(4,161)	(2,288)
Furniture and equipment	556	504	441

Total	$33,822	$28,546	$31,814

Schedule of Future Minimum Rental Commitments
The following table summarizes the Company’s future minimum rental commitments under noncancelable operating leases, primarily for office space, as of June 30, 2015 (in thousands):

	Rental Commitments (a)		Sublease Income	Net Commitment
Fiscal Year Ending June 30,
2016	$27,024	$	$(1,613)	$25,411
2017	21,480		(1,660)	19,820
2018	18,528		(1,592)	16,936
2019	15,996		(1,006)	14,990
2020	15,435		(1,047)	14,388
Thereafter	103,568		(3,905)	99,663

Total future minimum lease payments	$202,031		$(10,823)	$191,208

(a)
Includes approximately $5.0 million, $3.8 million, $2.8 million, $2.3 million, $2.0 million and $12.4 million of future cash payments for fiscal 2016, 2017, 2018, 2019, 2020 and thereafter, respectively, related to the underutilized space that the Company exited during fiscal 2012, 2013, 2014 and 2015 (see Note 12).